Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Statements Of Operations
Revenues	$ 32,718	$ 20,893	$ 59,121	$ 41,720	$ 85,627	$ 75,004
Cost of revenues	13,776	8,195	24,343	16,605	34,326	31,179
Gross profit	18,942	12,698	34,778	25,115	51,301	43,825
Operating expenses
Distributor compensation	12,753	8,313	23,702	16,044	32,985	30,526
Sales and marketing	1,905	1,416	3,267	2,196	4,512	3,862
General and administrative	3,042	1,888	5,609	4,347	9,452	9,718
Total operating expenses	17,700	11,617	32,578	22,587	46,949	44,106
Operating income (loss)	1,242	1,081	2,200	2,528	4,352	(281)
Other income (expense)	1	(1)	2	(1)		917
Interest expense, net	(504)	(299)	(885)	(555)	(1,249)	(1,004)
Total other expense	(503)	(300)	(883)	(556)	(1,249)	(87)
Income (loss) before income taxes	739	781	1,317	1,972	3,103	(368)
Income tax provision	195	119	346	317	452	196
Net income (loss)	544	662	971	1,655	2,651	(564)
Net income (loss) attributable to noncontrolling interest		(14)		(81)	(119)	(139)
Net income (loss) attributable to Youngevity International	544	676	971	1,736	2,770	(425)
Preferred stock dividends	4	4	8	8	16	17
Net income (loss) available to common stockholders	$ 540	$ 672	$ 963	$ 1,728	$ 2,754	$ (442)
Net income (loss) per share, basic	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0.00
Net income (loss) per share, diluted	$ 0	$ 0	$ 0	$ 0	$ 0.01	$ 0.00
Weighted average shares outstanding, basic	388,981,597	389,218,930	388,743,483	389,299,395	389,120,351	387,392,118
Weighted average shares outstanding, diluted	389,586,856	394,045,715	389,338,603	392,240,983	391,953,473	387,392,118